As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Portfolio 21

SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 92.7%
Automobiles & Components: 1.9%
45,000	Deere & Co. (United States)	$3,640,500
130,000	Johnson Controls, Inc. (United States)	4,222,400
		7,862,900
Banks: 2.0%
160,000	Bank of New York Mellon Corp. (United States)	3,860,800
450,000	New Resource Bank (United States) (a) (b)	1,485,000
55,000	Royal Bank of Canada (Canada) (a)	3,187,679
		8,533,479
Capital Goods: 9.8%
150,000	ABB Ltd. (Switzerland)	3,069,839
180,000	Ameresco, Inc. (United States) (a)	2,439,000
240,000	Atlas Copco AB - Class A (Sweden)	5,806,575
102,000	Eaton Corp. (United States)	5,082,660
1,700,000	Hyflux Ltd. (Singapore)	2,026,191
120,000	Kurita Water Industries Ltd. (Japan)	2,954,316
300,000	Mitsubishi Electric Corp. (Japan)	2,678,877
60,000	Schneider Electric SA (France)	3,925,271
34,000	Siemens AG - Registered Shares (Germany)	3,428,716
87,000	Skanska AB - Class B (Sweden)	1,506,886
213,300	SKF AB - Class B (Sweden)	5,206,196
80,000	Tennant Co. (United States)	3,520,000
		41,644,527
Commercial Services & Supplies: 1.4%
165,000	Waste Management, Inc. (United States)	5,768,400

Communications Equipment: 1.5%
600,000	Ericsson (Sweden)	6,208,447

Computers & Peripherals: 1.3%
9,000	Apple, Inc. (United States) (a)	5,395,230

Consumer Durables & Supplies: 2.9%
150,000	Electrolux AB - Class B (Sweden)	3,170,179
140,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	2,849,000
58,000	Nike, Inc. (United States)	6,289,520
		12,308,699
Electrical Equipment: 0.5%
80,000	Generac Holdings, Inc. (United States) (a)	1,964,000

Electronic Products: 0.7%
200,000	Corning, Inc. (United States)	2,816,000

Energy: 0.8%
1,000,000	Enel Green Power SpA (Italy)	1,900,604
160,000	Vestas Wind Systems A/S (Denmark) (a)	1,627,281
		3,527,885
Food & Staples Retailing: 2.2%
800,000	Tesco PLC (United Kingdom)	4,222,385
114,000	United Natural Foods, Inc. (United States) (a)	5,319,240
		9,541,625
Food, Beverage & Tobacco: 1.8%
200,000	Cosan Ltd. - Class A (Brazil)	2,970,000
65,000	Danone (United States)	4,534,141
		7,504,141
Health Care Equipment & Services: 3.3%
180,000	Baxter International, Inc. (United States)	10,760,400
300,000	Smith & Nephew PLC (United Kingdom)	3,040,063
		13,800,463
Hotels, Restaurants & Leisure: 0.8%
90,000	Accor SA (France)	3,212,116

Household & Personal Products: 0.5%
100,000	Natura Cosmeticos SA (Brazil)	2,161,111

Insurance: 0.7%
85,000	Metlife, Inc. (United States)	3,174,750

Internet Software & Services: 1.1%
130,000	eBay, Inc. (United States) (a)	4,795,700

IT Services: 0.7%
100,000	Paychex, Inc. (United States)	3,099,000

Life Sciences Tools & Services: 0.9%
80,000	Life Technologies Corp. (United States) (a)	3,905,600

Materials: 9.5%
22,293	Air Liquide SA (France)	2,972,967
125,000	Ecolab, Inc. (United States)	7,715,000
235,000	Novozymes A/S - Class B (Denmark)	6,861,038
70,000	Nucor Corp. (United States)	3,006,500
50,000	Praxair, Inc. (United States)	5,732,000
60,000	Schnitzer Steel Industries, Inc. (United States)	2,393,700
46,000	Sonoco Products Co. (United States)	1,527,200
342,000	Svenska Cellulosa AB - Class B (Sweden)	5,926,589
78,464	Umicore (Belgium)	4,324,714
		40,459,708
Oil, Gas & Consumable Fuels: 0.5%
100,000	BG Group PLC (United Kingdom)	2,318,650

Personal Products: 1.0%
35,000	L'oreal (France)	4,319,787

Pharmaceuticals & Biotechnology: 12.4%
85,000	Johnson & Johnson (United States)	5,606,600
200,000	Novartis AG (Switzerland)	11,071,534
115,000	Novo-Nordisk A/S - Class B (Denmark)	15,968,860
80,000	Roche Hodlings AG (Switzerland)	13,922,429
65,000	Waters Corp. (United States) (a)	6,022,900
		52,592,323
Real Estate: 2.1%
1,000,000	Capitaland Ltd. (Singapore)	2,484,475
100,000	Potlatch Corp. (United States)	3,134,000
17,000	Unibail-Rodamco SA (France)	3,400,963
		9,019,438
Retailing: 1.8%
90,000	Hennes & Mauritz AB - Class B (Sweden)	3,253,438
275,000	Staples, Inc. (United States)	4,449,500
		7,702,938
Road & Rail: 0.3%
803,000	SMRT Corporation Ltd. (Singapore)	1,109,005

Semiconductors & Semiconductor Equipment: 5.1%
275,000	Applied Materials, Inc. (United States)	3,421,000
90,000	Cree, Inc. (United States) (a)	2,846,700
160,000	Intel Corp. (United States)	4,497,600
8,092	Samsung Electronics Co. Ltd. (South Korea)	9,128,219
500,000	SolarWorld AG (Germany)	1,578,900
		21,472,419
Software & Services: 6.0%
115,000	Adobe Systems, Inc. (United States) (a)	3,945,650
111,000	Autodesk, Inc. (United States) (a)	4,697,520
26,500	Google, Inc. (United States) (a)	16,992,860
		25,636,030
Technology Hardware & Equipment: 5.0%
300,000	Cisco Systems, Inc. (United States)	6,345,000
46,000	International Business Machines Corp. (United States)	9,597,900
55,000	Itron, Inc. (United States) (a)	2,497,550
65,000	NetApp, Inc. (United States) (a)	2,910,050
		21,350,500
Telecommuincation Services: 4.3%
550,000	China Mobile Ltd. (Hong Kong)	6,056,368
500,000	Telefonica SA (Spain)	8,203,292
150,000	Vodafone Group PLC - ADR (United Kingdom)	4,150,500
		18,410,160
Transportation: 4.3%
45,000	Canadian Pacific Railway Ltd. (Canada) (a)	3,415,660
70,000	East Japan Railway Co. (Japan)	4,419,029
50,000	Expeditors International of Washington, Inc. (United States)	2,325,500
30,000	FedEx Corp. (United States)	2,758,800
17,000	IntercontinentalExchange, Inc. (United States) (a)	2,336,140
800,000	MTR Corp. (Hong Kong)	2,866,132
		18,121,261
Utilities: 5.6%
19,500	Companhia de Saneamento Basico do Estado de Sao Paulo- ADR (Brazil)	1,494,090
400,000	National Grid PLC (United Kingdom)	4,031,514
170,000	Ormat Technologies, Inc. (United States)	3,425,500
140,000	Portland General Electric Co. (United States)	3,497,200
100,000	Red Electrica Corporacion SA (Spain)	4,894,221
200,000	Scottish & Southern Energy PLC (United Kingdom)	4,253,016
65,000	Verbund AG (Austria)	1,978,503
		23,574,044
TOTAL COMMON STOCKS
(Cost $310,763,989)		393,310,336

PREFERRED STOCKS: 1.9%
Banks: 0.9%
210,000	Banco Bradesco SA (Brazil)	3,675,000

Household & Personal Products: 1.0%
60,000	Henkel KGaA (Germany)	4,397,040

TOTAL PREFERRED STOCKS
(Cost $5,846,335)		8,072,040

SHORT-TERM INVESTMENTS: 4.9%
Money Market Funds: 4.9%
19,943,186	Fidelity Money Market Portfolio - Select Class, 0.168%^	19,943,186
648,090	Invesco Liquid Assets Portfolio - Institutional Class, 0.157%^	648,090
		20,591,276
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,591,276)		20,591,276

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $337,201,600)		421,973,652
Other Assets in Excess of Liabilities: 0.5%		2,276,908
TOTAL NET ASSETS: 100.0%		$424,250,560

(a)	Non-income producing security.
(b)	A portion of this security is considered illiquid. As of March 31, 2012 the total market value of securities considerd illiquid was $1,485,000 or 0.04% of net assets.
ADR	American Depository Receipt
^	7-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments	$337,201,600
Gross unrealized appreciation	118,948,670
Gross unrealized depreciation	(34,176,618)
Net unrealized appreciation	$84,772,052

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Portfolio 21's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PORTFOLIO HOLDINGS BY COUNTRY at March 31, 2012 (Unaudited)
Percent
of Total
Country	Net Assets
Austria	0.5%
Belgium	1.0%
Bermuda	0.7%
Brazil	1.7%
Canada	1.6%
Denmark	5.8%
France	5.3%
Germany	2.2%
Hong Kong	2.1%
Italy	0.4%
Japan	2.4%
Netherlands	0.7%
South Korea	2.1%
Singapore	1.3%
Spain	3.1%
Sweden	7.3%
Switzerland	6.6%
United Kingdom	5.2%
United States	49.5%
Other Assets in Excess of Liabilities:	0.5%
100.0%

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks ^	$196,239,185	$197,071,151	$-	$393,310,336
Preferred Stocks^	-	8,072,040	-	8,072,040
Short-Term Investments	20,591,276	-	-	20,591,276
Total Investments	$216,830,461	$205,143,191	$-	$421,973,652

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/  Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date May 21, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date May 24, 2012

* Print the name and title of each signing officer under his or her signature.